Variable Interest Entity - Schedule of Variable Interest Entities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 58,193	$ 44,797	$ 35,968
Total Assets	809,895	581,560	373,127
Current liabilities	45,823	43,452	45,537
Total Liabilities	585,224	424,254	241,020
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets	13,046	14,082	11,249
Non-current assets	395,997	351,327	228,486
Total Assets	409,043	365,409	239,735
Current liabilities	2,666	1,994	19,931
Non-current liabilities	27,673	4,761	437
Total Liabilities	$ 30,339	$ 6,755	$ 20,368